Fair Value Measurements	12 Months Ended
Dec. 31, 2022
16. Fair Value Measurements
Fair Value Measurements
16.

FAIR VALUE

MEASUREMENTS
The Company is required to determine the fair value of all derivatives except those which qualify for the
NPNS exemption (see note 1) and uses a market approach to do so. The three levels of the fair value hierarchy are defined as follows:
Level 1 - Where possible, the Company bases the fair valuation of its financial assets and liabilities on quoted prices in active markets (“quoted prices”) for identical assets and liabilities.
Level 2 - Where quoted prices for identical assets and liabilities are not available, the valuation of certain contracts must be based on quoted prices for similar assets and liabilities with an adjustment related to location differences. Also, certain derivatives are valued using quotes from over-the-counter clearing houses.
Level 3 - Where the information required for a Level 1 or Level 2 valuation is not available, derivatives must be valued using unobservable or internally-developed inputs. The primary reasons for a Level 3 classification are as follows:
●

While valuations were based on quoted prices, significant assumptions were necessary to reflect seasonal or monthly shaping and locational basis differentials.
●

The term of certain transactions extends beyond the period when quoted prices are available and, accordingly, assumptions were made to extrapolate prices from the last quoted period through the end of the transaction term.
●

The valuations of certain transactions were based on internal models, although quoted prices were utilized in the valuations.
Derivative assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The following tables set out the classification of the methodology used by the Company to fair value its derivatives
As at December 31, 2022
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:

Commodity swaps and forwards
$

120 $

48 $ -

$

168

FX forwards
-

18 -

18

Physical natural gas purchases
-

-

52

52

120

66

52

238
HFT derivatives:

Power swaps and physical contracts

9

31

4

44

Natural gas swaps, futures, forwards, physical

contracts and related transportation

3

72

34

109

12

103

38

153
Other derivatives:

FX forwards
-

5 -

5
Total assets

132

174

90

396
Liabilities
Regulatory deferral:

Commodity swaps and forwards

15

9 -

24

FX forwards
-

1 -

1

15

10 -

25
HFT derivatives:

Power swaps and physical contracts

2

28

1

31

Natural gas swaps, futures, forwards and physical

contracts

51

118

825

994

53

146

826

1,025
Other derivatives:

FX forwards
-

23 -

23

Equity derivatives

5 -

-

5

5

23 -

28
Total liabilities

73

179

826

1,078
Net assets (liabilities)

$

59 $ (5) $ (736) $ (682)
As at December 31, 2021
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:

Commodity swaps and forwards
$

101 $

41 $ -

$

142

FX forwards
-

7 -

7

Physical natural gas purchases and sales
-

-

88

88

101

48

88

237
HFT derivatives:

Power swaps and physical contracts

4

5

4

13

Natural gas swaps, futures, forwards, physical

contracts and related transportation
(1)

29

12

40

3

34

16

53
Other derivatives:

Equity derivatives

11 -

-

11
Total assets

115

82

104

301
Liabilities
Regulatory deferral:

Commodity swaps and forwards

7

5 -

12

FX forwards
-

8 -

8

7

13 -

20
HFT derivatives:

Power swaps and physical contracts

4

5

3

12

Natural gas swaps, futures, forwards and physical

contracts

13

122

515

650

17

127

518

662
Total liabilities

24

140

518

682
Net assets (liabilities) $

91 $ (58) $ (414) $ (381)
The change in the fair value of the Level 3 financial assets for the year ended December 31, 2022 was as follows:
Regulatory Deferral HFT Derivatives
Physical natural
Natural

millions of dollars gas purchases
Power

gas Total
Balance, January 1, 2022 $

88 $

4 $

12 $

104
Realized gains included in fuel for generation and
purchased power
(64) -

-

(64)
Unrealized gains included in regulatory liabilities

28 -

-

28
Total realized and unrealized gains included in non-
regulated operating revenues
-

-

22

22
Balance, December 31, 2022 $

52 $

4 $

34 $

90
The change in the fair value of the Level 3 financial liabilities for the year ended December 31, 2022 was as follows:

HFT Derivatives
Natural
millions of dollars
Power

gas Total
Balance, January 1, 2022 $

3 $

515 $

518
Total realized and unrealized gains (losses) included
in non-regulated operating revenues
(2)

310

308
Balance, December 31, 2022

$

1 $

825 $

826
Significant unobservable inputs used in the fair value measurement of Emera’s natural gas and power derivatives include third-party sourced pricing for instruments based on illiquid markets. Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. Other unobservable inputs used include internally developed correlation factors and basis differentials; own credit risk; and discount rates. Internally developed correlations and basis differentials are reviewed on a quarterly basis based on statistical analysis of the spot markets in the various illiquid term markets. Discount rates may include a risk premium for those long-term forward contracts with illiquid future price points to incorporate the inherent uncertainty of these points. Any risk premiums for long-term contracts are evaluated by observing similar industry practices and in discussion with industry peers.
The Company uses a modelled pricing valuation technique for determining the fair value of Level 3 derivative instruments. The following table outlines quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:
December 31, 2022
As at

Significant
Weighted

millions of dollars Fair Value Unobservable Input Low High average
(1)
Assets Liabilities
Regulatory deferral –
Physical
$ 52 $ - Third-party pricing $5.79 $31.85 $12.27
natural gas purchases
HFT derivatives – Power

4 1 Third-party pricing $43.24 $269.10 $138.79
swaps and physical contracts
HFT derivatives – Natural

34 825 Third-party pricing $2.45 $33.88 $12.01
gas swaps, futures, forwards

and physical contracts

Total $ 90 $ 826
Net liability $ 736
(1) Unobservable inputs were weighted by the relative fair value of the instruments.
December 31, 2021
As at Significant Weighted
millions of dollars Fair Value Unobservable Input Low High average
(1)
Assets Liabilities
Regulatory deferral –
Physical
$ 88 $ - Third-party pricing $4.51 $26.09 $9.74
natural gas purchases
HFT derivatives – Power

4 3 Third-party pricing $37.05 $213.00 $99.34
swaps and physical contracts
HFT derivatives – Natural

12 515 Third-party pricing $1.90 $21.53 $8.80
gas swaps, futures, forwards

and physical contracts

Total $ 104 $ 518
Net liability $ 414
(1) Unobservable inputs were weighted by the relative fair value of the instruments.
Long-term debt is a financial liability not measured at fair value on the Consolidated Balance Sheets. The balance consisted of the following:
As at Carrying
millions of dollars Amount Fair Value Level 1 Level 2 Level 3 Total
December 31, 2022 $

16,318 $

14,670 $ -

$

14,284 $

386 $

14,670
December 31, 2021 $

14,658 $

16,775 $ -

$

16,308 $

467 $

16,775
The Company has designated $ 1.2

billion USD denominated Hybrid Notes as a hedge of the foreign currency exposure of its ne
t investment

in USD denominated operations. The Company’s Hybrid Notes
are contingently convertible into preferred shares in the event of bankruptcy or other related events. A redemption option on or after June 15, 2026 is available and at the control of the Company. The Hybrid
Notes are classified as Level 2 financial assets. As at December 31, 2022, the fair value of the Hybrid
Notes was $ 1.1

billion (2021 – $
1.7

billion). An after-tax foreign currency loss of $
97

million was recorded
in AOCI for the year ended December 31, 2022 (2021 – $ 5

million after-tax gain).